Employee Benefit Plans (Details) (USD $) In Millions	6 Months Ended		6 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2011 Pension Plans Defined Benefit [Member]	Jun. 30, 2010 Pension Plans Defined Benefit [Member]	Jun. 30, 2011 Other Postretirement Benefit Plans Defined Benefit [Member]	Jun. 30, 2010 Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost			$ 3	$ 4	$ 1	$ 1
Interest Cost			11	9	7	6
Expected Return on plan assets			(14)	(13)	0	0
Defined Benefit Plan Net Periodic Benefit Cost			0	0	8	7
Defined Benefit Plan Contributions By Employer	4
Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Current Fiscal Year		$ 7